UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of December 31, 2008
Check here if Amendment [x]; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Feb 10, 2008
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      39
Form 13F Information Table Value   $1,024,708
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         12/31/2008

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                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Abbott Laboratories           COM      002824100  31,688  593,748 SH         SOLE       NA    154,493   0  439,255
Amazon.com                    COM      023135106  25,361  494,544 SH         SOLE       NA    136,446   0  358,108
Amgen Inc.                    COM      031162100  31,912  552,596 SH         SOLE       NA    154,576   0  398,020
Apache Corp.                  COM      037411105  26,092  350,083 SH         SOLE       NA     94,054   0  256,029
Apple Computer, Inc.          COM      037833100  22,368  262,070 SH         SOLE       NA     73,159   0  188,911
At&T Inc                      COM      00206R102  32,5591,142,438 SH         SOLE       NA    322,243   0  820,195
Bank of New York Mellon Corp  COM      064058100  18,331  647,062 SH         SOLE       NA    181,694   0  465,368
Burlington Northern Santa Fe  COM      12189T104  30,160  398,362 SH         SOLE       NA    111,544   0  286,818
Celgene Corporation           COM      151020104  31,795  575,162 SH         SOLE       NA    161,150   0  414,012
Devon Energy Corporation      COM      25179M103  26,415  401,992 SH         SOLE       NA    112,862   0  289,130
Dominion Resources, Inc       COM      25746U109  29,416  820,763 SH         SOLE       NA    228,767   0  591,996
EOG Resources.                COM      26875P101  22,303  334,981 SH         SOLE       NA     93,440   0  241,541
Express Scripts, Inc          COM      302182100  27,206  494,841 SH         SOLE       NA    138,812   0  356,029
General Dynamics Corporation  COM      369550108  30,353  527,062 SH         SOLE       NA    145,248   0  381,814
General Mills Inc             COM      370334104  30,101  511,955 SH         SOLE       NA    142,775   0  369,180
Gilead Sciences, Inc          COM      375558103  32,452  634,566 SH         SOLE       NA    177,090   0  457,476
Google Inc.                   COM      38259P508  19,888   64,646 SH         SOLE       NA     16,525   0   48,121
Hewlett-Packard Co.           COM      428236103  30,904  851,574 SH         SOLE       NA    241,132   0  610,442
Intl Business Machines Corp.  COM      459200101  25,989  308,805 SH         SOLE       NA     91,775   0  217,030
Johnson & Johnson             COM      478160104  31,213  521,702 SH         SOLE       NA    145,818   0  375,884
JP Morgan Chase & Co.         COM      46602H100  28,252  896,048 SH         SOLE       NA    249,774   0  646,274
Kraft Foods, Inc.             COM      50075N104  25,695  956,981 SH         SOLE       NA    271,134   0  685,847
Mastercard Inc                COM      57636Q104  24,222  169,467 SH         SOLE       NA     47,792   0  121,675
McDonald's Corporation        COM      580135101  32,450  521,791 SH         SOLE       NA    145,528   0  376,263
Medco Health Solutions, Inc   COM      58405U102   2,483   59,249 SH         SOLE       NA      4,602   0   54,647
Monsanto Co                   COM      61166W101  23,925  340,091 SH         SOLE       NA     95,440   0  244,651
Praxair Inc                   COM      74005P104  26,320  443,394 SH         SOLE       NA    124,111   0  319,283
Procter & Gamble              COM      742718109  32,824  530,959 SH         SOLE       NA    149,123   0  381,836
Progress Energy, Inc          COM      743263105  32,391  812,818 SH         SOLE       NA    227,339   0  585,479
QUALCOMM Inc.                 COM      747525103  28,292  789,625 SH         SOLE       NA    222,057   0  567,568
T. Rowe Price Group, Inc.     COM      74144T108   6,575  185,531 SH         SOLE       NA          0   0  185,531
Union Pacific Corporation     COM      907818108  25,519  533,569 SH         SOLE       NA    150,036   0  383,833
United States Steel Corp      COM      912909108  25,896  696,141 SH         SOLE       NA    171,706   0  524,435
US Bancorp       	      COM      902973304  26,2871,051,074 SH	     SOLE	NA    305,146	0  745,928
Verizon Communication         COM      92343V104  31,828  938,882 SH         SOLE       NA    252,657   0  686,225
Visa Inc                      COM      92826C839  20,267  386,414 SH         SOLE       NA    158,350   0  228,065
Wal-Mart                      COM      931142103  29,645  528,814 SH         SOLE       NA    147,519   0  381,295
Wells-Fargo & Company         COM      949746101  27,076  918,467 SH         SOLE       NA    253,335   0  665,132
XTO Energy Inc                COM      98385X106  24,961  707,726 SH         SOLE       NA    197,879   0  509,847